SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Summary of Composition of Fair Value Impact of Issuance of Senior Convertible Preferred Shares (Details) - 12 months ended Mar. 31, 2022
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Fair Value Impact Of Issuance Of Senior Convertible Preferred Shares [Abstract]
Fair value impact of the warrants	¥ 424,513
Fair value impact of the forward contracts	(294,156)
Gain from the TDR of the 2024 Notes (Note 12)	55,874
Fair value impact of the issuance of senior convertible preferred shares	¥ 186,231	$ 29,377